Schedule of Investments (unaudited) April 30, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI EAFE ETF(a)	126,607	$8,452,283

Total Investment Companies — 100.2% (Cost: $8,124,830)		8,452,283

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	3,971	3,971

Total Short-Term Investments — 0.0% (Cost: $3,971)		3,971

Total Investments in Securities — 100.2% (Cost: $8,128,801)		8,456,254

Other Assets, Less Liabilities — (0.2)%		(16,434)

Net Assets — 100.0%		$8,439,820

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—	—	$—	$2,021	(b)	$346	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,312	2,659	(a)	—	3,971	3,971	126		—	—
iShares MSCI EAFE ETF	41,938	89,857		(5,188)	126,607	8,452,283	80,419		(35,815)	(124,336)

						$8,456,254	$82,566		$(35,469)	$(124,336)

(a)	Net of purchases and sales.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	718,000	USD	704,257	MS	05/03/19	$390
DKK	483,000	USD	72,178	MS	05/03/19	392
EUR	2,260,000	USD	2,527,016	MS	05/03/19	7,801
GBP	532,000	USD	687,516	MS	05/03/19	6,249
HKD	1,804,000	USD	229,944	MS	05/03/19	18
ILS	61,000	USD	16,859	MS	05/03/19	96
NOK	764,000	USD	88,180	MS	05/03/19	375
NZD	7,000	USD	4,667	MS	05/03/19	8
SEK	3,008,000	USD	316,452	MS	05/03/19	275
SGD	109,000	USD	80,058	MS	05/03/19	83
USD	416,311	AUD	587,000	MS	05/03/19	2,495
USD	361,579	CHF	359,000	MS	05/03/19	9,255
USD	72,927	DKK	483,000	MS	05/03/19	358

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,273,555	EUR	1,130,000	MS	05/03/19	$6,146
USD	697,520	GBP	532,000	MS	05/03/19	3,755
USD	230,033	HKD	1,804,000	MS	05/03/19	72
USD	15,230	NOK	131,000	MS	05/03/19	46
USD	9,535	NZD	14,000	MS	05/03/19	185
USD	161,941	SEK	1,504,000	MS	05/03/19	3,578
USD	53,132	SGD	72,000	MS	05/03/19	194
JPY	108,023,000	USD	967,258	MS	05/08/19	2,955
USD	493,394	JPY	54,272,000	MS	05/08/19	5,948
ILS	19,000	USD	5,287	MS	06/04/19	5
NOK	123,000	USD	14,252	MS	06/04/19	24
USD	281,549	AUD	399,000	MS	06/04/19	48
USD	230,097	HKD	1,804,000	MS	06/04/19	20

						50,771

AUD	587,000	USD	414,955	MS	05/03/19	(1,139)
HKD	1,804,000	USD	229,994	MS	05/03/19	(33)
NZD	7,000	USD	4,777	MS	05/03/19	(102)
SGD	35,000	USD	25,857	MS	05/03/19	(124)
USD	352,306	CHF	359,000	MS	05/03/19	(17)
USD	1,266,391	EUR	1,130,000	MS	05/03/19	(1,018)
USD	229,944	HKD	1,804,000	MS	05/03/19	(18)
USD	16,817	ILS	61,000	MS	05/03/19	(139)
USD	73,223	NOK	633,000	MS	05/03/19	(147)
USD	158,203	SEK	1,504,000	MS	05/03/19	(161)
USD	52,895	SGD	72,000	MS	05/03/19	(43)
JPY	521,000	USD	4,720	MS	05/08/19	(41)
USD	486,504	JPY	54,272,000	MS	05/08/19	(941)
USD	11,274	AUD	16,000	MS	06/04/19	(14)
USD	368,773	CHF	375,000	MS	06/04/19	(405)
USD	73,443	DKK	490,000	MS	06/04/19	(396)
USD	1,346,096	EUR	1,203,000	MS	06/04/19	(6,929)
USD	714,785	GBP	552,000	MS	06/04/19	(6,287)
USD	9,819	HKD	77,000	MS	06/04/19	(1)
USD	11,359	ILS	41,000	MS	06/04/19	(60)
USD	500,161	JPY	55,795,000	MS	06/04/19	(2,070)
USD	44,062	NOK	382,000	MS	06/04/19	(273)
USD	10,008	NZD	15,000	MS	06/04/19	(16)
USD	173,429	SEK	1,644,000	MS	06/04/19	(128)
USD	29,382	SGD	40,000	MS	06/04/19	(43)

						(20,545)

	Net unrealized appreciation					$30,226

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$8,452,283	$—	$—	$8,452,283
Money Market Funds	3,971	—	—	3,971

	$8,456,254	$—	$—	$8,456,254

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$50,771	$—	$50,771
Liabilities
Forward Foreign Currency Exchange Contracts	—	(20,545)	—	(20,545)

	$—	$30,226	$—	$30,226

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

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